SUPPLEMENTAL GUARANTOR INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL GUARANTOR INFORMATION
Schedule of condensed consolidating balance sheet

Balance Sheet as of December 31, 2017	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	ILG Consolidated
Current assets	$1	$3	$790	$406	$—	$1,200
Property and equipment, net	1	—	464	151	—	616
Goodwill and intangible assets, net	—	266	628	110	—	1,004
Investments in subsidiaries	824	1,521	1,022	—	(3,367)	—
Other assets	—	—	285	582	—	867
Total assets	$826	$1,790	$3,189	$1,249	$(3,367)	$3,687

Current liabilities	$3	$5	$339	$294	$—	$641
Other long-term liabilities	—	—	236	102	—	338
Long term debt and securitized debt from VIEs (noncurrent portion)	—	562	—	429	—	991
Intercompany liabilities (receivables) / equity	(856)	399	1,093	(636)	—	—
Redeemable noncontrolling interest	—	—	1	—	—	1
ILG stockholders' equity	1,679	824	1,521	1,022	(3,367)	1,679
Noncontrolling interests	—	—	(1)	38	—	37
Total liabilities and equity	$826	$1,790	$3,189	$1,249	$(3,367)	$3,687

Balance Sheet as of December 31, 2016	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	ILG Consolidated
Current assets	$1	$2	$492	$251	$—	$746
Property and equipment, net	1	—	420	159	—	580
Goodwill and intangible assets, net	—	267	647	97	—	1,011
Investments in subsidiaries	626	1,297	390	—	(2,313)	—
Other assets	—	—	471	506	—	977
Total assets	$628	$1,566	$2,420	$1,013	$(2,313)	$3,314

Current liabilities	$1	$5	$343	$169	$—	$518
Other long-term liabilities	—	—	270	26	—	296
Long term debt and securitized debt from VIEs (noncurrent portion)	—	581	(12)	330	—	899
Intercompany liabilities (receivables) / equity	(947)	354	521	72	—	—
Redeemable noncontrolling interest	—	—	1	—	—	1
ILG stockholders' equity	1,574	626	1,297	390	(2,313)	1,574
Noncontrolling interests	—	—	—	26	—	26
Total liabilities and equity	$628	$1,566	$2,420	$1,013	$(2,313)	$3,314

Schedule of condensed consolidating statement of income

Statement of Income for the Year Ended December 31, 2017	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	ILG Consolidated
Revenue	$—	$—	$1,480	$291	$—	$1,771
Operating expenses	(7)	(1)	(1,337)	(201)	—	(1,546)
Interest income (expense), net	—	(27)	8	(6)	—	(25)
Other income (expense), net (1)	178	193	58	(28)	(402)	(1)
Income tax benefit (provision)	3	10	(21)	(18)	—	(26)
Equity in earnings from unconsolidated entities	—	—	4	—	—	4
Net income (loss)	174	175	192	38	(402)	177
Net income (loss) attributable to noncontrolling interests	—	—	1	(4)	—	(3)
Net income (loss) attributable to common stockholders	$174	$175	$193	$34	$(402)	$174

Statement of Income for the Year Ended December 31, 2016	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	ILG Consolidated
Revenue	$—	$—	$1,150	$207	$—	$1,357
Operating expenses	(5)	—	(985)	(174)	—	(1,164)
Interest income (expense), net	—	(25)	6	(3)	—	(22)
Other income (expense), net (1)	273	125	16	(7)	(251)	156
Income tax benefit (provision)	2	10	(68)	(4)	—	(60)
Equity in earnings from unconsolidated entities	—	—	5	—	—	5
Net income (loss)	270	110	124	19	(251)	272
Net income (loss) attributable to noncontrolling interests	—	—	1	(3)	—	(2)
Net income (loss) attributable to common stockholders	$270	$110	$125	$16	$(251)	$270

Statement of Income for the Year Ended December 31, 2015	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Total Eliminations	ILG Consolidated
Revenue	$—	$—	$593	$106	$—	$699
Operating expenses	(4)	(1)	(479)	(85)	—	(569)
Interest (expense) income, net	—	(22)	2	—	—	(20)
Other income (expense), net (1)	76	89	15	3	(180)	3
Income tax (provision) benefit	1	9	(46)	(5)	—	(41)
Equity in earnings from unconsolidated entities	—	—	4	—	—	4
Net income (loss)	73	75	89	19	(180)	76
Net income (loss) attributable to noncontrolling interests	—	—	1	(3)	—	(2)
Net income (loss) attributable to common stockholders	$73	$75	$90	$16	$(180)	$74
(1)	Includes equity in earnings of wholly-owned subsidiaries.

Schedule of condensed consolidating statement of cash flows
Statement of Cash Flows for the Year Ended December 31, 2017	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ILG Consolidated
Cash flows provided by (used in) operating activities	$(1)	$(13)	$135	$84	$205
Cash flows used in investing activities	—	—	(90)	(25)	(115)
Cash flows provided by (used in) financing activities	1	15	(63)	59	12
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	6	6
Cash, cash equivalents and restricted cash at beginning of period	—	—	102	142	244
Cash, cash equivalents and restricted cash at end of period	$—	$2	$84	$266	$352

Statement of Cash Flows for the Year Ended December 31, 2016	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ILG Consolidated
Cash flows provided by (used in) operating activities	$(2)	$(14)	$320	$(296)	$8
Cash flows provided by (used in) investing activities	1,196	—	(1,282)	(41)	(127)
Cash flows provided by (used in) financing activities	(1,194)	14	1,034	405	259
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	(5)	(5)
Cash, cash equivalents and restricted cash at beginning of period	—	—	30	79	109
Cash, cash equivalents and restricted cash at end of period	$—	$—	$102	$142	$244

Statement of Cash Flows for the Year Ended December 31, 2015	ILG	Interval Acquisition Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ILG Consolidated
Cash flows provided by (used in) operating activities	$(2)	$(5)	$114	$33	$140
Cash flows used in investing activities	—	—	(20)	(1)	(21)
Cash flows provided by (used in) financing activities	2	5	(99)	(11)	(103)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	—	(7)	(7)
Cash, cash equivalents and restricted cash at beginning of period	—	—	35	65	100
Cash, cash equivalents and restricted cash at end of period	$—	$—	$30	$79	$109